Restatement of Previously Issued Financial Statements (Details)	Sep. 30, 2021 USD ($)
Redeemable Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Additional paid-in capital	$ 10
Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net tangible assets	$ 5,000,001